8. Inventories	12 Months Ended
Dec. 31, 2012
Inventories

8	Inventories

	2012	2011
	US$’000	US$’000

Raw materials	147	142
Work in progress	59	74
Finished goods	447	367
	653	583

Management continuously reviews obsolete and slow moving inventories and assesses the inventory valuation to determine if the provision is deemed appropriate. For the year ended December 31, 2012, and 2011, provision for obsolete and slow moving inventories amounted to US$10,000 and US$209,000, respectively, which were charged to cost of revenue in Consolidated Statements of Income.

ZHEJIANG
Inventories
8	Inventories

	2012	2011
	RMB’000	RMB’000

Raw materials	9,154	8,612